Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value assets and liability transfers description between level one two and three	There was no transfer among Levels 1, 2 and 3 during the period ended December 31, 2012 and year ended December 31, 2011.	There was no transfer among Levels 1, 2 and 3 during the period ended December 31, 2012 and year ended December 31, 2011.
Fair Value, Inputs, Level 2 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair value	0	0
Liabilities, Fair Value	0	0